Related Parties (Schedule of Key Management Personnel Compensation) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	₪ 4	₪ 4	₪ 6
Share-based payments		1	1
Key management personnel compensation	₪ 4	₪ 5	₪ 7